Going Concern and Management Plans (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 29, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)		$ 3,981,196	$ 1,452,759	$ 13,852,249	$ (801,352)
Accumulated deficit		19,213,099		15,231,903	1,379,654
Working capital		811,970		127,874	11,657,615
Decrease in working capital		939,844			$ 11,529,741
Process from private placement	$ 9,000,000	2,941,960	$ (109,104)
Vaporin Inc [Member]
Company issued and sold value		$ 14,949,328		25,000,000
March 4, 2015 [Member]
Company issued and sold value				3,500,000
Process from private placement				$ 2,900,000
Number of common stock shares issued				686,463
Number of warrants to purchase shares				547,026